FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 3,855,538	$ 3,878,381
The carrying value of long-term debt	$ 3,962,705	$ 3,902,781